Annual Total Returns - American Century Mutual Funds, Inc	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
BALANCED FUND | BALANCED FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	9.60%	11.93%	16.18%	(17.35%)	16.03%	12.61%	19.63%	(3.92%)	14.05%	6.90%
GROWTH FUND | GROWTH FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	15.23%	26.21%	43.27%	(31.43%)	27.49%	35.21%	35.40%	(1.63%)	30.09%	4.15%
HERITAGE FUND | HERITAGE FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	6.61%	24.85%	20.64%	(28.14%)	11.10%	42.48%	35.52%	(5.17%)	21.85%	3.21%
LARGE CAP EQUITY FUND | LARGE CAP EQUITY FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	11.22%	19.60%	24.20%	(19.53%)	28.60%	19.27%	33.82%	(5.50%)	25.79%	8.99%
SELECT FUND | SELECT FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	16.27%	26.16%	39.90%	(28.93%)	25.18%	33.97%	36.31%	(3.63%)	28.93%	5.48%
SMALL CAP GROWTH FUND | SMALL CAP GROWTH FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	9.03%	14.90%	17.13%	(26.41%)	7.10%	50.88%	36.74%	(4.88%)	25.85%	10.76%
ULTRA FUND | ULTRA FUND, INVESTOR CLASS
Prospectus [Line Items]
Annual Return [Percent]	12.62%	29.55%	43.31%	(32.46%)	23.21%	49.78%	34.60%	0.66%	31.90%	4.38%